Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Cumulative effect adjustment from adoption of ASC 606 | Accounting Standards Update 2014-09 [Member]	$ (48,104)					$ (48,104)
Balance (in shares) at Dec. 31, 2017	54,081,601	54,081,601
Balance (in shares) (Accounting Standards Update 2014-09 [Member]) at Dec. 31, 2017		54,081,601
Beginning balance at Dec. 31, 2017	$ 1,191,000	$ 4,664	$ 481,337	$ 912	$ (38,713)	742,800
Beginning balance (Accounting Standards Update 2014-09 [Member]) at Dec. 31, 2017	1,142,896	$ 4,664	481,337	912	(38,713)	694,696
Net income	78,098					78,098
Currency translation adjustment	10,661				10,635	26
Currency impact of long term funding	1,685				1,685
Tax on currency impact of long term funding	4				4
Unrealized capital gain – investments	(288)				(288)
Amortization of interest rate hedge	(230)				(230)
Fair value of cash flow hedge	402				$ 402
Total comprehensive income	90,332					78,124
Exercise of share options (in shares)		21,574
Exercise of share options	724	$ 2	722
Issue of restricted share units (in shares)		35,776
Issue of restricted share units	3	$ 3
Non-cash stock compensation expense	(4)		(4)
Share issuance costs	9,283		$ 9,283
Share repurchase program (in shares)		(345,112)
Share repurchase program	(38,208)	$ (26)		$ 26		(38,208)
Share repurchase costs	$ (31)					(31)
Balance (in shares) at Mar. 31, 2018	53,793,839
Ending balance at Mar. 31, 2018	$ 1,204,995					$ 734,581